Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

Subsequent to the year ended December 31, 2024, the Group signed a Share Purchase Agreement (“SPA”) with Sasken Design Solutions Pte. Ltd, a wholly owned subsidiary of Sasken Technologies, Ltd. (“Sasken”) On April 8, 2025. The SPA provides for Sasken’s acquisition of the Group’s business through the purchase of BORQS International Holding Corp, the Company’s wholly owned subsidiary. The transactions contemplated by the SPA (the “Sale”) were consummated on April 9, 2025. Included in the Sale are all of the Group’s embedded software design and customized hardware manufacturing of products for the Internet of Things (IoT) activities, customer contracts, technology licenses, intellectual property, employment agreements with key personnel and assets required for the Group’s operations. Sasken agreed to pay the Group an aggregate purchase price of $40 million, subject to adjustments for working capital and certain earnout payments linked to performance in 2025. The sale represents a significant disposition of the Group’s operations and may affect the Group’s future results of operations and financial position.